Operating leases (Tables)	12 Months Ended
Dec. 31, 2010
Operating leases
Minimum payments for operating leases having initial or remaining non-cancelable terms in excess of one year
    Years ended December 31, (Millions of dollars)
2011	2012	2013	2014	2015	Thereafter	Total
$284	$228	$177	$156	$124	$379	$1,348